                    BALENTINE PREMIER MONEY MARKET PORTFOLIO

                                OF WT MUTUAL FUND


                                 SERVICE SHARES


                       PROSPECTUS DATED SEPTEMBER 1, 2002


         This prospectus gives vital information about the Balentine Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

         Please note that this Portfolio:

                  -        is not a bank deposit

                  - is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

                  -        is not federally insured

                  - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

                  -        is not guaranteed to achieve its goals

                  -        may not be able to maintain a stable $1 share price

         Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

A look at the goals, strategies,        PORTFOLIO DESCRIPTION
risks and expenses of the                   Summary.........................................................            3
Portfolio.                                  Performance Information.........................................            5
                                            Fees and Expenses...............................................            6
                                            Example.........................................................            6
                                            Investment Objective............................................            7
                                            Primary Investment Strategies...................................            7
                                            Additional Risk Information.....................................            7

Details about the service               MANAGEMENT OF THE PORTFOLIO
providers.                                  Investment Adviser..............................................            9
                                            Service Providers...............................................           10

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares...............................................           11
closing an account in the                   Purchase of Shares..............................................           11
Portfolio.                                  Redemption of Shares............................................           12
                                            Distributions...................................................           13
                                            Taxes...........................................................           14

Details on the Portfolio's              DISTRIBUTION ARRANGEMENTS
distribution fees, shareholder              Rule 12b-1 Fees.................................................           15
service fees and master/feeder              Shareholder Service Fees........................................           15
arrangement.                                Master/Feeder Structure.........................................           15

                                        FOR MORE INFORMATION................................................   back cover


For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO
                                 SERVICE SHARES

                              PORTFOLIO DESCRIPTION

       PLAIN TALK
                          WHAT ARE MONEY MARKET FUNDS?

         Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

SUMMARY

Investment Objective                -    The BALENTINE PREMIER MONEY MARKET
                                         PORTFOLIO seeks high current
                                         income, while preserving capital
                                         and liquidity.

Investment Focus                    -    Money market instruments.

Share Price Volatility              -    The Portfolio will strive to
                                         maintain a stable $1.00 share price.

Principal Investment Strategy       -    The Portfolio operates as a "feeder
                                         fund" which means that the Portfolio
                                         does not buy individual securities
                                         directly.  Instead, it invests in a
                                         "master fund," which in turn
                                         purchases investment securities.
                                         The Portfolio invests all of its
                                         assets in Premier Money Market
                                         Series (the "Series"), a separate
                                         series of WT Investment Trust I
                                         (the "Trust").  The Portfolio and
                                         this Series have the same investment
                                         objective, policies and limitations.

                                    -    The Portfolio invests in the Premier
                                         Money Market Series, which invests
                                         in money market instruments,
                                         including bank obligations, high
                                         quality commercial paper and U.S.
                                         Government obligations.

                                    -    In selecting securities for the
                                         Series, the adviser seeks current
                                         income, liquidity and safety of
                                         principal. The adviser may sell
                                         securities if the securities are
                                         downgraded to a lower ratings
                                         category.

                                    -    The Portfolio, through its
                                         corresponding Series, may invest
                                         more than 25% of its total assets
                                         in the obligations of banks, finance
                                         companies and utilities.

Principal Risks                          The Portfolio is subject to the
                                         risks summarized below which are
                                         further described under "Additional
                                         Risk Information."

                                    -    An investment in the Portfolio is not
                                         a deposit of Wilmington Trust Company
                                         or any of its affiliates and is not
                                         insured or guaranteed by the Federal
                                         Deposit Insurance Corporation or any
                                         other government agency. Although the
                                         Portfolio seeks to preserve the value
                                         of your investment at $1.00 per share,
                                         it is possible to lose money by
                                         investing in the Portfolio.

                                    -    The obligations in which the Portfolio
                                         invests through its corresponding
                                         Series are subject to credit risk and
                                         interest rate risk. Typically, when
                                         interest rates rise, the market prices
                                         of debt securities go down.

                                    -    The performance of the Portfolio will
                                         depend on whether or not the adviser
                                         is successful in pursuing the
                                         investment strategy.

Investor Profile                    -    Conservative

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The Portfolio was first offered on September 1, 2002, and therefore, does not have a full calendar year of performance. Accordingly, the information included in the bar chart and performance table below illustrates the risks and volatility of an investment in the Portfolio by showing you the performance of Premier Money Market Series, the Portfolio's master fund, which has the same investment objective as the Portfolio. Total return would have been lower had certain fees and expenses not been voluntarily waived. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

[BAR CHART]

1995          1996        1997        1998         1999        2000        2001
5.90%         5.40%       5.54%       5.49%        5.17%       6.45%       4.21%

                                PERFORMANCE YEARS

          CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2002: 0.86%

The returns in this PERFORMANCE INFORMATION shows changes in the performance of the Portfolio's master fund shares from calendar year to calendar year.
These returns do not reflect deductions for Rule 12b-1 distribution fees and shareholder service fees. If such amounts were reflected, returns would be less.

        BEST QUARTER                                             WORST QUARTER
        ------------                                             -------------
            1.65%                                                    0.43%
    (September 30, 2000)                                        (June 30, 2002)

                                                                     Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/01    1 year       5 years       (December 6, 1994)
-------------------------------------    -----        -------       ------------------
Premier Money Market Portfolio            4.21%        5.37%               5.42%

       PLAIN TALK
                                 WHAT IS YIELD?

         Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.


     You may call (800) 336-9970 to obtain the Portfolio's current 7-day yield.

FEES AND EXPENSES

      PLAIN TALK

                         WHAT ARE MUTUAL FUND EXPENSES?

      Every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Portfolio's expenses in the table below are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets.

      The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

                         ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

                                            PREMIER MONEY
      Service Shares                       MARKET PORTFOLIO
      --------------                       ----------------
      Management Fees ..................           0.20%
      Distribution (Rule 12b-1) Fees ...           0.60%
      Shareholder Service Fees .........           0.13%
      Other Expenses(2) ................           0.10%
      TOTAL ANNUAL OPERATING EXPENSES(3)           1.03%
      Waivers/reimbursements ...........           0.10%
      NET EXPENSES .....................           0.93%

(1) The table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year.

(3) The adviser has contractually agreed through October 2002 to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.93%. This waiver may be continued after October 2002 at the discretion of the adviser.


EXAMPLE

      This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

      -     you reinvested all dividends;

      -     the average annual return was 5%;

      - the Portfolio's maximum (without regard to waivers or reimbursements) total operating expenses are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of the time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

SERVICE SHARES                       1 Year      3 Years
--------------                       ------      -------
Premier Money Market Portfolio        $105        $328

      The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

      The BALENTINE PREMIER MONEY MARKET PORTFOLIO seeks a high level of current income consistent with the preservation of capital and liquidity.

      The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The BALENTINE PREMIER MONEY MARKET PORTFOLIO invests its assets in the Premier Money Market Series, which in turn invests in:

      - U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

      - commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

      - corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

      -     U.S. Government obligations;

      -     high quality municipal securities; and

      - repurchase agreements that are fully collateralized by U.S. Government obligations.


      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch, Inc. (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in the Statement of Additional Information:

      - CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

      - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

      - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

      - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

      - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series' holdings at a time when it could be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio's interest and, therefore, could have effective voting control over the operation of the Series.

      - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

                           MANAGEMENT OF THE PORTFOLIO

      The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

      The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

      Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of June 30, 2002, RSMC had $5.0 billion of assets under management.

      The Premier Money Market Series pays a monthly fee to RSMC at the annual rate of 0.20% of its average daily net assets. For the twelve months ended June 30, 2002, RSMC received a fee (after waivers) of 0.14% of the Series' average daily net assets.

SERVICE PROVIDERS

The chart below provides information on the primary service providers.

ASSET                                                                              SHAREHOLDER
MANAGEMENT                                                                         SERVICES

         INVESTMENT ADVISER                                                                 TRANSFER AGENT

   Rodney Square Management Corp.                                                             PFPC Inc.
      1100 North Market Street                                                           400 Bellevue Parkway
        Wilmington, DE 19890                                                             Wilmington, DE 19809


                                                                                    Handles shareholder services,
                                                                                     including recordkeeping and
        Manages the Series'                                                             statements, payment of
       investment activities.                                                      distributions and processing of
                                                                                        buy and sell requests.

                                                    BALENTINE PREMIER

                                                 MONEY MARKET PORTFOLIO
FUND                                                                                ASSET
OPERATIONS                                                                          SAFE KEEPING

           ADMINISTRATOR                                                                      CUSTODIAN

   Rodney Square Management Corp.                                                      Wilmington Trust Company
      1100 North Market Street                                                         1100 North Market Street
        Wilmington, DE 19890                                                             Wilmington, DE 19890


       SUB-ADMINISTRATOR AND
          ACCOUNTING AGENT

             PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

 Provides facilities, equipment and
       personnel to carry out                                                       Holds the Portfolio's assets,
 administrative services related to                                                  settles all portfolio trades
  the Portfolio and calculates the                                                     and collects most of the
 Portfolio's NAV and distributions.                                                  valuation data required for
                                                                                   calculating the Portfolio's NAV
                                                                                              per share.
                                         DISTRIBUTION

                                                      DISTRIBUTOR

                                                PFPC Distributors, Inc.
                                                  3200 Horizon Drive
                                               King of Prussia, PA 19406


                                          Distributes the Portfolio's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PLAIN TALK

                      WHAT IS THE NET ASSET VALUE OR "NAV"?
                           NAV = Assets - Liabilities
                               Outstanding Shares

      PFPC determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern Time on each Business Day (a day that the New York Stock Exchange, the transfer agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

      Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

      New Year's Day                 Memorial Day        Veterans' Day
      Martin Luther King, Jr. Day    Independence Day    Thanksgiving Day
      Presidents' Day                Labor Day           Christmas Day
      Good Friday                    Columbus Day


PURCHASE OF SHARES

      PLAIN TALK

                             HOW TO PURCHASE SHARES:

      -     Directly by mail or by wire
      -     As a client of a Service Organization

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

      If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC, the Portfolio's transfer agent, at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in the Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 2:00 p.m. Eastern Time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern Time, or checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

REDEMPTION OF SHARES

      PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

      -     By mail
      -     By telephone

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 2:00 p.m. Eastern Time, or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at a Service Organization, you should contact the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                                            Overnight mail:
-------------                                            ---------------
Balentine Premier Money Market Portfolio                 Balentine Premier Money Market Portfolio
c/o PFPC Inc                                             c/o PFPC Inc.
P.O.  Box 8951                                           400 Bellevue Parkway, Suite 108
Wilmington, DE 19899                                     Wilmington, DE 19809

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to the Statement of Additional Information.

DISTRIBUTIONS

      PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

      Net investment income consists of interest earned by a fund on its investments less accrued expenses.

      Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio's distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) or exchange of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

      STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than a shareholder service fee, the Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of its service class.

RULE 12B-1 FEES

      PLAIN TALK

                              WHAT ARE 12b-1 FEES?

      12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

      The Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the distributor for the sale and distribution of its shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

      Under the distribution plan, the Portfolio will pay distribution fees to the distributor at a maximum annual rate of 0.60% of its aggregate average daily net assets.

SHAREHOLDER SERVICE FEES

      The Board of Trustees has adopted a shareholder service plan authorizing the Portfolio to pay service providers an annual fee not exceeding 0.13% of the Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the Series, including the Portfolio, will pay its proportionate share of the Series' expenses.

      For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings and operating results for the Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance. Since the Portfolio is new, annual or semi-annual reports to shareholders have not yet been published.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

      Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

     Balentine Premier Money Market Portfolio
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m.  to 5:00 p.m., Eastern time


      Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

   The investment company registration number for WT Mutual Fund is 811-08648.

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO

                                OF WT MUTUAL FUND

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                       STATEMENT OF ADDITIONAL INFORMATION

                                SEPTEMBER 1, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Portfolio's current prospectus, as amended from time to time. A copy of the current prospectus and annual report may be obtained without charge, by writing to PFPC Distributors, Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, and from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

                                TABLE OF CONTENTS

GENERAL INFORMATION ..................................                 1
INVESTMENT POLICIES ..................................                 1
INVESTMENT LIMITATIONS ...............................                 4
TRUSTEES AND OFFICERS ................................                 6
INVESTMENT ADVISORY AND OTHER SERVICES ...............                12
ADDITIONAL SERVICE PROVIDERS .........................                13
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN............                14
SERIES' TRANSACTIONS .................................                15
CAPITAL STOCK AND OTHER SECURITIES ...................                15
REDEMPTION AND PRICING OF SHARES .....................                15
DIVIDENDS ............................................                17
TAXATION OF THE PORTFOLIO ............................                17
CALCULATION OF PERFORMANCE INFORMATION ...............                18
FINANCIAL STATEMENTS..................................                20
APPENDIX A -- DESCRIPTION OF RATINGS .................               A-1

                               GENERAL INFORMATION

WT Mutual Fund (the "Fund") is a diversified, open-end management investment company that was organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998.

The Fund has established the Balentine Premier Money Market Portfolio (the "Portfolio") which issues only Service Shares and is described in this Statement of Additional Information.

                               INVESTMENT POLICIES

The following information supplements the information concerning the Portfolio's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolio through its investment in the Premier Money Market Series (the "Series"), its corresponding master fund, which is series of WT Investment Trust I (the "Trust").

The Portfolio has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under certain circumstances. The Portfolio values its portfolio securities on the basis of amortized cost (see "Purchase, Redemption and Pricing of Shares") pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). As conditions of that Rule, the Board of Trustees has established procedures reasonably designed to stabilize the Portfolio's price per share at $1.00 per share. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation ("RSMC"), under the direction of and subject to the review of the Board of Trustees.

BANK OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.


Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by governmental regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

      - BANKERS' ACCEPTANCES. The Portfolio may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

      - CERTIFICATES OF DEPOSIT. The Portfolio may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate.

      - TIME DEPOSITS. The Portfolio may invest in time deposits, which are bank deposits for fixed periods of time.


CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Portfolio may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's or S&P or, if not rated, determined by the adviser to be of comparable quality. See "Appendix B - Description of Ratings." The Portfolio may invest in asset-backed commercial paper subject to Rule

2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from a NRSRO.

FOREIGN SECURITIES. At the present time, portfolio securities of the Portfolio that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Portfolio may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States.

ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Portfolio's books.

The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the adviser, pursuant to guidelines approved by the Board. The adviser will monitor the liquidity of securities held by the Portfolio and report periodically on such decisions to the Board.

INVESTMENT COMPANY SECURITIES. The Portfolio may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that the Portfolio may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company or
(c) more than 10% of the Portfolio's total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. The Portfolio's investments of their assets in the corresponding Series pursuant to the master/feeder structure are excepted from the above limitations.

MUNICIPAL SECURITIES. The Portfolio may invest in debt obligations issued by states, municipalities and public authorities ("Municipal Securities") to obtain funds for various public purposes. Yields on Municipal Securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on Municipal Securities may be exempt from federal income tax, dividends paid by the Portfolio to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

      - GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond.

      - REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example.

      - BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

      - TAX ANTICIPATION NOTES finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

      - REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

      - INDUSTRIAL DEVELOPMENT BONDS ("IDBs") and Private Activity Bonds ("PABs") are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as solid waste facilities and sewage plants. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

      - TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less.

      - CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).

      - PUT BONDS are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.


REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt), it is the policy of the Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Portfolio's investment limitations.

SECURITIES LENDING. The Portfolio may from time to time lend their portfolio securities pursuant to agreements which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value. The Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

STANDBY COMMITMENTS. The Portfolio may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Portfolio will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by the Portfolio.

U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, securities of the Government National Mortgage Association), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. The Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 397 days or less.

WHEN-ISSUED SECURITIES. The Portfolio may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

While a Portfolio initially commits to purchase such securities with the purpose of actually acquiring them, the Portfolio may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Portfolio may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

When a Portfolio makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Portfolio's net asset value. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolio and its corresponding master series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Portfolio's assets or redemptions of shares will not be considered a violation of the limitation.

The Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Portfolio may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that the Portfolio may invest more than 25% of its total assets in the obligations of banks;

3. borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Portfolio's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio's total assets;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

7. purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities; or

8. issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that the Portfolio's use of options, futures contracts and options thereon or currency-related contracts will not be deemed to be senior securities for this purpose.


The investment limitations described above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as its corresponding series of the Trust.

With respect to the exclusion from the investment limitation described in number 2 above, the Fund has been advised that it is the SEC staff's current position, that the exclusion may be applied only to U.S. bank obligations; the Portfolio, however, will consider both foreign and U.S. bank obligations within this exclusion. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

The following non-fundamental policies apply to the Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. The Portfolio will not:

1.    make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Portfolio's bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

4. make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or

5. purchase the securities of any one issuer if as a result more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers serve in a similar capacity for WT Investment Trust I (the "Trust"). Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, or the Fund or the Trust within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust's investment advisers, or the Fund or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" and "WT Fund Complex" refer to the Fund and the Trust, collectively.

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                               POSITION(S)                             PRINCIPAL             PORTFOLIOS IN             OTHER
                               HELD WITH        TERM OF OFFICE        OCCUPATION(S)           FUND COMPLEX         DIRECTORSHIPS
NAME, ADDRESS AND AGE             FUND           AND LENGTH OF         DURING PAST            OVERSEEN BY            HELD BY
                                COMPLEX           TIME SERVED          FIVE YEARS                TRUSTEE              TRUSTEE
ROBERT J. CHRISTIAN(1)           Trustee,       Shall serve until     Chief Investment             40              Director,
Rodney Square North            President and    death, resignation    Officer of                                   Rodney Square
1100 N. Market Street           Chairman of     or removal.           Wilmington Trust                             Management
Wilmington, DE 19890             the Board      Trustee, President    Company since                                Corporation
Date of Birth: 2/49                             and Chairman of       February 1996.                               (registered
                                                the Board since                                                    investment
                                                October 1998.                                                      adviser)

WILLIAM P. RICHARDS, JR.(2)       Trustee       Shall serve until     Managing Director            40
100 Wilshire Boulevard                          death, resignation    and President,
Suite 600                                       or removal.           Roxbury Capital
Santa Monica, CA  90401                         Trustee since         Management LLC
Date of Birth:  11/36                           October 1999.         since 1998. Prior
                                                                      to 1998, Principal,
                                                                      Roger Engemann &
                                                                      Associates (investment
                                                                      management firm).

-----------------
(1) Mr. Christian is an "interested" Trustee, as defined in the 1940 Act, by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Richards is an "interested" Trustee by reason of his position as President of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                    POSITION(S)                                  PRINCIPAL              FUND             OTHER
                                     HELD WITH         TERM OF OFFICE          OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
                                        FUND           AND LENGTH OF            DURING PAST         OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                  COMPLEX          TIME SERVED             FIVE YEARS            TRUSTEE           TRUSTEE
---------------------                  -------          -----------             ----------            -------           -------
ROBERT ARNOLD                         Trustee      Shall serve until      Founder and                    40
152 W. 57th Street, 44th Floor                     death, resignation or  co-manages, R. H.
New York, NY  10019                                removal.  Trustee      Arnold & Co., Inc.
Date of Birth: 3/44                                since May 1997.        (investment banking
                                                                          company) since 1989.

ERIC BRUCKER                          Trustee      Shall serve until      Dean, School of                40
Widener University School of                       death, resignation or  Business
Business Administration                            removal.  Trustee      Administration of
One University Place                               since October 1999.    Widener University
Chester, PA  19013                                                        since July 2001.
Date of Birth: 12/41                                                      Prior to that, Dean,
                                                                          College of Business,
                                                                          Public Policy and
                                                                          Health at the
                                                                          University of Maine
                                                                          from September 1998 to
                                                                          June 2001 and Dean,
                                                                          School of Management
                                                                          at the University of
                                                                          Michigan prior to
                                                                          September 1998.

NICHOLAS A. GIORDANO                  Trustee      Shall serve until      Consultant, financial          40        Kalmar Pooled
1755 Governor's Way                                death, resignation or  services organizations                   Investment Trust,
Blue Bell, PA 19422                                removal.  Trustee      from 1997 to present;                    and Independence
Date of Birth: 3/43                                since October 1998.    Interim President,                       Blue Cross; and
                                                                          LaSalle University                       Director
                                                                          from 1998 to 1999;                       Fotoball, U.S.A.
                                                                          President and Chief                      (sporting and
                                                                          Executive Officer,                       athletics goods
                                                                          Philadelphia Stock                       manufacturer),
                                                                          Exchange from 1981 to                    DaisyTek
                                                                          1997.                                    International
                                                                                                                   (wholesale paper
                                                                                                                   and paper
                                                                                                                   products), Selas
                                                                                                                   Corporation of
                                                                                                                   America
                                                                                                                   (industrial
                                                                                                                   furnaces and
                                                                                                                   ovens).

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS IN
                                    POSITION(S)                                  PRINCIPAL              FUND             OTHER
                                     HELD WITH         TERM OF OFFICE          OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
                                        FUND           AND LENGTH OF            DURING PAST         OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                 COMPLEX           TIME SERVED             FIVE YEARS            TRUSTEE           TRUSTEE
---------------------                 -------           -----------             ----------            -------           -------
LOUIS KLEIN JR.                       Trustee      Shall serve until      Self-employed                  40        Manville Personal
80 Butternut Lane                                  death, resignation or  financial consultant                     Injury Settlement
Stamford, CT  06903                                removal.  Trustee      since 1991.                              Trust
Date of Birth: 5/35                                since October 1999.

CLEMENT C. MOORE, II                  Trustee      Shall serve until      Managing Partner,              40
5804 Quaker Neck Road                              death, resignation or  Mariemont Holdings,
Chestertown, MD 21620                              removal.  Trustee      LLC, (real estate
Date of Birth: 9/44                                since October 1999.    holding and
                                                                          development company)
                                                                          since 1980.

JOHN J. QUINDLEN                      Trustee      Shall serve until      Retired since 1993.            40        Director, St. Joe
313 Southwinds                                     death, resignation or                                           Paper Co.
1250 W. Southwinds Blvd.                           removal.  Trustee
Vero Beach, FL  32963                              since October 1999.
Date of Birth: 5/32

MARK A. SARGENT                       Trustee      Shall serve until      Dean and Professor of          40        Director, St.
Villanova University School of Law                 death, resignation or  Law, Villanova                           Thomas More
299 North Spring Mill Road                         removal.  Trustee      University School of                     Society of
Villanova, PA  19085                               since November 2001.   Law since July 1997.                     Pennsylvania.
Date of Birth: 4/51                                                       Associate Dean for
                                                                          Academic Affairs
                                                                          University of Maryland
                                                                          School of Law from
                                                                          1994 to 1997.

As of the date of this Statement of Additional Information, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, any of the Series' Advisers or Distributor, or of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS IN
                                POSITION(S)                                      PRINCIPAL               FUND             OTHER
                                 HELD WITH       TERM OF OFFICE                OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
                                    FUND          AND LENGTH OF                 DURING PAST          OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE             COMPLEX          TIME SERVED                  FIVE YEARS             OFFICER           OFFICER
---------------------             -------          -----------                  ----------             -------           -------
ERIC K. CHEUNG                 Vice President    Shall serve at the       Vice President,                N/A               None
Rodney Square North                              pleasure of the Board    Wilmington Trust
1100 N. Market Street                            and until successor      Company Since 1986;
Wilmington, DE 19890                             is elected and           and Vice President and
Date of Birth: 12/54                             qualified.  Officer      Director of Rodney
                                                 since October 1998.      Square Management
                                                                          Corporation since 2001.

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                POSITION(S)                                    PRINCIPAL               FUND              OTHER
                                 HELD WITH          TERM OF OFFICE           OCCUPATION(S)           COMPLEX         DIRECTORSHIPS
                                    FUND            AND LENGTH OF             DURING PAST          OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE             COMPLEX            TIME SERVED              FIVE YEARS             OFFICER            OFFICER
---------------------             -------            -----------              ----------             -------            -------
JOSEPH M. FAHEY, JR.                Vice        Shall serve at the      Vice President, Rodney         N/A                None
Rodney Square North              President      pleasure of the Board   Square Management
1100 North Market Street                        and until successor     Corporation since 1992.
Wilmington, DE 19809                            is elected and
Date of Birth: 1/57                             qualified.  Officer
                                                since November 1999.

FRED FILOON                    Vice President   Shall serve at the      Senior Vice President,         N/A         Chairman, Round
520 Madison Avenue                              pleasure of the Board   Cramer Rosenthal                           Hill Community
New York, NY 10022                              and until successor     McGlynn, LLC since                         Church,
Date of Birth: 3/42                             is elected and          1989.                                      Retirement Board
                                                qualified.  Officer                                                of the Town of
                                                since August 2000.                                                 Greenwich.

JOHN R. GILES                  Vice President   Shall serve at the      Vice President,                N/A                None
Rodney Square North                             pleasure of the Board   Wilmington Trust
1100 N. Market Street                           and until successor     Company since 1996.
Wilmington, DE 19890                            is elected and
Date of Birth: 8/57                             qualified.  Officer
                                                since December 1999.

PAT COLLETTI                   Vice President   Shall serve at the      Vice President and             N/A                None
400 Bellevue Parkway           and Treasurer    pleasure of the Board   Director of Investment
Wilmington, DE 19809                            and until successor     Accounting and
Date of Birth: 11/58                            is elected and          Administration of PFPC
                                                qualified.  Officer     Inc. since 1999.  From
                                                since May 1999.         1986 to April 1999,
                                                                        Controller for the
                                                                        Reserve Funds.

MARY JANE MALONEY                Secretary      Shall serve at the      Vice President and             N/A                None
400 Bellevue Parkway                            pleasure of the Board   Director of Regulatory
Wilmington, DE  19809                           and until successor     Administration, PFPC
Date of Birth: 6/58                             is elected and          Inc. since 1997.  From
                                                qualified.  Officer     1992 to 1997,
                                                since October 1998.     Compliance Officer for
                                                                        SEI Investments
                                                                        Company.


RESPONSIBILITIES OF THE BOARD AND COMMITTEES


BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight management of the Fund. Currently, the Board is comprised of nine individuals, two of whom are considered "interested" Trustees as defined by the 1940 Act. The remaining Trustees are Independent Trustees.

The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of the Series and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Currently, the Board has the following committees:
Nominating Committee; Audit Committee; Regulatory Oversight Committee; and Valuation Committee. The responsibilities of each committee and its members are described below.

NOMINATING COMMITTEE. The Board has a Nominating Committee, comprised only of Independent Trustees. Currently, Messrs. Giordano and Quindlen are the Independent Trustees serving on the committee. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended June 30, 2002, there was one meeting of the Nominating Committee. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls. During the fiscal year ended June 30, 2002, there were three meetings of the Audit Committee.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee, comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee focuses on any regulatory developments in the mutual fund industry and various regulatory aspects of the operation of the Fund. The committee also performs such other tasks as the Board deems necessary on hoc basis. During the fiscal year ended June 30, 2002, there were four meetings of the Regulatory Oversight Committee.

VALUATION COMMITTEE. The Board has a Valuation Committee, comprised of officers of the Fund, which reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an adhoc basis to discuss issues relating to the valuation of securities held by the Portfolio. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee's meeting. During the fiscal year ended June 30, 2002, there was one meeting held by the Valuation Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Portfolio of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2001.

                                                              AGGREGATE DOLLAR RANGE OF
                                                               EQUITY SECURITIES IN ALL
                                                                REGISTERED INVESTMENT
                                                            COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE        DOLLAR RANGE OF EQUITY SECURITIES   WITHIN THE FAMILY OF INVESTMENT
INTERESTED TRUSTEES        IN THE SERIES OF THE TRUST                 COMPANIES
-------------------        --------------------------                 ---------
ROBERT J. CHRISTIAN                   None                          Over $100,000
WILLIAM P. RICHARDS                   None                               None

INDEPENDENT TRUSTEES
ROBERT ARNOLD                         None                               None
ERIC BRUCKER                          None                               None
NICHOLAS GIORDANO                     None                               None
LOUIS KLEIN, JR.                      None                               None
CLEMENT C. MOORE, II                  None                          Over $100,000
JOHN J. QUINDLEN                      None                          Over $100,000
MARK A. SARGENT                       None                               None

As of December 31, 2001, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Trust's adviser or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the adviser or Distributor.

ADVISORY CONTRACT APPROVAL. The Portfolio's assets are invested in the Series. The Series and the Portfolio have the same investment objective, strategies and limitations. Since the Portfolio operates as a "feeder portfolio" in a master/feeder structure with the Series, the Portfolio does not have an investment adviser that directly manages its assets. The Portfolio receives investment advisory services indirectly from the investment adviser of the Series.

The Trust has retained Rodney Square Management Corporation ("RSMC") to manage the assets of the Series pursuant to an investment advisory agreement (the "Advisory Agreement").

The Advisory Agreement has been approved by the Board of Trustees of Trust, including the Independent Trustees. As required by the 1940 Act, the Trust's Board has reviewed the Advisory Agreement. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contracts, the Board of the Trust considered many factors, including: 1) the Series' investment objective and long-term performance; 2) the management philosophy, personnel and process of RSMC; 3) the expectations of the Series' shareholders; 4) the state of competition in the mutual fund industry; 5) comparable fees in the mutual fund industry; 6) the range and quality of services provided to the Series and its shareholders in addition to investment advisory services; and 7) the Series' relationship to other funds in the Wilmington Trust family of funds.

With respect to renewing the Advisory Agreement, the Board considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew the Advisory Agreement. In this regard, the Board was mindful of the potential disruption to Series' operations and the risks or other effects that could occur as a result of a decision to terminate or not renew the Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Series on the strength of RSMC's reputation and in the expectation that it will have a continuing role in providing advisory services to the Series.

The Board also considered the compensation and benefits received by RSMC. This includes fees received for services provided to the Series by RSMC or its affiliates and research services received by RSMC from brokers that execute trades for the Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent board members are fully informed about the facts bearing on the adviser's service and fee. The Board was aware of these factors and took them into account in its review of the Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and working with RSMC on matters relating to the Series, and was assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Series, RSMC and the Wilmington Trust organization on an ongoing basis. RSMC and Wilmington Trust provide information regarding fund performance and compliance for RSMC at each regular meeting of the Board, and furnish additional reports in connection with the Board's formal review of the advisory contracts. Thus, the Board's evaluation of an advisory contract is informed by reports concerning such matters as: the adviser's investment philosophy, personnel and processes; the Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; the Series' expenses (including the advisory fee itself and the overall expense structure of the Series, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the funds and the companies that service them; and relevant developments in the mutual fund industry.

The Board bases its decision to approve the Advisory Agreement on all the relevant factors, and with a view to past and future long-term considerations. While the Board considers the above described factors and considerations, the Board does not consider any one of them to be determinative. The Advisory Agreement may be terminated by the Trust or RSMC or the applicable Sub-Adviser, as the case may be, on sixty days written notice without penalty. The

Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.

Additional information regarding the Advisory Contract and the fee paid to RSMC may be found under the heading of "Investment Advisory and Other Services."

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Trust and the Fund. The following table shows the fees paid during the fiscal year ended June 30, 2002 to the Independent Trustees for their service to the Trust and the Fund and the total compensation paid to the Trustees by the WT Fund Complex, which consists of the Trust and the Fund.

                                                                                  TOTAL
                                     PENSION OR RETIREMENT                    COMPENSATION
                        AGGREGATE     BENEFITS ACCRUED AS      ESTIMATED     FROM THE FUND
                      COMPENSATION        PART OF FUND      ANNUAL BENEFITS   COMPLEX PAID
INDEPENDENT TRUSTEE   FROM THE FUND         EXPENSES        UPON RETIREMENT   TO TRUSTEES
-------------------   -------------         --------        ---------------   -----------
Robert Arnold            $34,550              None                None          $34,550
Eric Brucker             $34,550              None                None          $34,550
Nicholas Giordano        $33,450              None                None          $33,450
Louis Klein, Jr.         $33,450              None                None          $33,450
Clement C. Moore, II     $34,550              None                None          $34,550
John Quindlen            $33,450              None                None          $33,450
Mark A. Sargent          $19,850              None                None          $19,850

                                 CODE OF ETHICS

The Fund, the Trust and RSMC have collectively adopted a Joint Code of Ethics (the "Joint Code") pursuant to Rule 17j-1 of the 1940 Act. The Joint Code sets forth procedures for certain personnel with respect to personal trading in order to prohibit or restrict transactions that may be deemed to create a conflict of interest between personnel and the Trust or the Fund. The Joint Code permits personnel to invest in securities for their own accounts, including securities that may also be purchased or held by a series of the Trust or the Fund, subject to certain limitations within the guidelines provided under the Joint Code. The Joint Code is on public file as an exhibit to the Fund's registration statement with the SEC.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and the Fund, including information about any material violations of the Codes.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Portfolio commenced operations as of the date of this Statement of Additional Information. Currently no person or organization beneficially owns 25% or more of the outstanding shares of the Portfolio.

INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION
RSMC serves as the investment adviser to the Premier Money Market Series. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB and Wilmington Brokerage Services Company ("WBSC"), both wholly owned subsidiaries of Wilmington Trust Corporation ("Wilmington Trust"), are registered investment advisers. In addition, WBSC is a registered broker-dealer.

For its services, the Series pays a fee to RSMC at the annual rate of 0.20% of its average daily net assets. Such fee is accrued daily and paid monthly. RSMC has contractually agreed to waive a portion of its advisory fee, or reimburse expenses to the extent total operating expenses of the Portfolio exceed 0.93%. This waiver will remain in place until the Board of Trustees of the Trust approves its termination.

For its services as adviser to the Series for the period November 1, 1999 to June 30, 2000 and the fiscal years ended June 30, 2001 and 2002, RSMC received the $677,240, $1,202,341 and $1,270,445, respectively. For its services as adviser to the Premier Money Market Series for the period November 1, 1999 to June 30, 2000 and fiscal years ended June 30, 2001 and 2002, RSMC waived fees of $313,343, $474,469 and $374,950, respectively.

Prior to November 1, 1999, Wilmington Trust served as the adviser to the Series. For Wilmington Trust's services as investment adviser to the Series during the period July 1, 1999 to October 31, 1999, Wilmington Trust received $327,586 and waived $286,696.

ADVISORY SERVICES. Under the terms of the Advisory Agreement, RSMC agrees to:
(a) direct the investments of the Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this Statement of Additional Information; (b) purchase and sell for the Series, securities and other investments consistent with the Series' objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and RSMC performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Series and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Series. The adviser may at any time or times, upon approval by the Board of Trustees of the Trust, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which RSMC delegates any or all of its duties as listed. However, no sub-adviser has been retained for the benefit of the Series.

The Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the interested Trustees of the Fund who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for the Fund relating to research, statistical and investment activities are paid by RSMC.

ADMINISTRATION AND ACCOUNTING SERVICES. Under separate Administration and Accounting Services Agreements, PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the Fund and the Trust. These services include preparing shareholder reports, providing statistical and research data, assisting RSMC in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund and the Trust. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of the Portfolio and maintaining records relating to the securities transactions of the Fund. The Administration and Accounting Services Agreements provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its Portfolios, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreements.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. Ernst & Young LLP serves as the independent auditor to the Fund and the Trust, providing services which include (1) auditing the annual financial statements for the Portfolio, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of the Portfolio.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and the Trust.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the custodian.

TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19890-0001, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

PFPC Distributors, Inc. 3200 Horizon Drive, King of Prussia, PA 19406, serves as the underwriter of the Fund's shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Fund as agent for the Fund. Shares of the Fund are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use all reasonable efforts to secure purchasers for Investor and Service shares of the Fund.

The Distribution Agreement became effective as of January 2, 2001, and was amended on August 15, 2002 to extend services provided thereunder to the Portfolio, and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.

The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The agreement is also terminable without payment of any penalty with respect to any series of the Fund (i) by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Distribution Plan of the Fund or any agreements related to a Distribution Plan, or by vote of a majority of the outstanding voting securities of the applicable series of the Fund) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Fund.

The Board of Trustees of the Fund has adopted a plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the "Distribution Plan"). The Distributor will be compensated for distribution services according to the Portfolio's Distribution Plan regardless of the Distributor's expenses. The Distribution Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the Distributor ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The Distribution Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.60% on an annualized basis of the Service Shares of Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees of the Fund.

Under the Distribution Plan, if any payments made by RSMC out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by Portfolio of the distribution of its Service Shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Distribution Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                               SERIES TRANSACTIONS

RSMC places all portfolio transactions on behalf of the Series. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

The primary objective of RSMC in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, RSMC considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to RSMC.

                       CAPITAL STOCK AND OTHER SECURITIES

The Fund has 24 separate series (i.e. portfolios) and three separate classes of separate classes of shares. The only series and class described in this Statement of Additional Information is the Portfolio and its only class of shares, the Service Shares. Shares of the Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Holders of shares of the Portfolio are entitled to one vote per share and fractional votes for fractional shares held. Shares of the Portfolio have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. To the extent that additional classes of the Portfolio are created, each class of the Portfolio may takes separate votes together as a single class on matters affecting only that Portfolio or class. Otherwise, each class of the Portfolio votes together as a single class on matters affecting the Portfolio generally.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                        REDEMPTION AND PRICING OF SHARES

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolio, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio's securities or to determine the value of the Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over the Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The Portfolio's securities are valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of the Series' securities based upon their amortized cost and the accompanying maintenance of the Portfolio's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under "Investment Policies." In connection with the use of the amortized cost valuation technique, the Board of Trustees has established procedures delegating to the adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of the Series' holdings to determine whether the Portfolio's net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

Should the Portfolio incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if the Portfolio's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

                                    DIVIDENDS

Dividends from the Portfolio are declared on each Business Day and paid to shareholders ordinarily on the first Business Day of the following month. The dividend for a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-Business Days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period.

                            TAXATION OF THE PORTFOLIO

GENERAL. The Portfolio is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. For the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer.

If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includible gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 20%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the Investor has owned the stock in the Portfolio. If the Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If the Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares.

Distributions from the Portfolio's investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Because the Portfolio's net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporate shareholders.

The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in the Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from the Portfolio. Shareholders should consult their tax advisers regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of the Portfolio may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses. These performance figures are calculated in the following manner:

         A. YIELD for a money market fund is the net annualized yield for a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

         B. EFFECTIVE YIELD is the net annualized yield for a specified 7 calendar days assuming reinvestment of income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            Effective yield = [(Base Period Return + 1) 365/7] - 1.

         C. AVERAGE ANNUAL TOTAL RETURN is the average annual compound rate of return for the periods of one year, five years, ten years and the life of the Portfolio, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Portfolio's shares, if any, and assume that all dividends during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

                  Where:   P = a hypothetical initial investment of $1,000


                           T = average annual total return


                           n = number of years

                           ERV = ending redeemable value: ERV is the value,
                                 at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by the Portfolio.

In connection with communicating its performance to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Since the assets in all funds are always changing, the Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in the Portfolio's investment policies and investments, the Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

Evaluations of Portfolio performance made by independent sources may also be used in advertisements concerning the Portfolio, including reprints of or selections from, editorials or articles about the Portfolio. Sources for performance information and articles about the Portfolio may include the following:

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CHANGING TIMES, THE KIPLINGER MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL FUND VALUES, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance risk and portfolio characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, the nation's number one daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

                              FINANCIAL STATEMENTS

The Portfolio has not yet commenced operations and therefore, has no financial statements.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

Moody's and S&P are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's and S&P to the securities in which the Portfolio's corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, the adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


                                      A-2